Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Income Tax Disclosures [Line Items]
Deferred Tax Liabilities, Undistributed Foreign Earnings	$ 0
Undistributed Earnings of Foreign Subsidiaries	$ 3,000,000,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(42.00%)	(2.00%)	15.00%
Effective tax rate	(157.00%)	13.00%	44.00%
Increase (decrease) in valuation allowance	$ 49,000,000	$ (106,000,000)
Valuation allowance	(577,000,000)	(528,000,000)
Income tax benefit (expense)	$ (265,000,000)	$ 133,000,000	$ (216,000,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Tax benefits related to tax status of operations in countries subject to reduced tax rates per share (in dollars per share)	$ 0.02	$ 0.02	$ 0.03
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued:
Interest on income taxes accrued	$ 2,000,000	$ 2,000,000
Unrecognized Tax Benefits, Income Tax Penalties Accrued	0	1,000,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense:
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	1,000,000	$ 0
Uncertain Tax Positions Additional Disclosures:
Unrecognized tax benefits	107,000,000	122,000,000	458,000,000	$ 465,000,000
Unrecognized tax benefits that would impact effective tax rate	107,000,000	122,000,000	439,000,000
Unrecognized tax benefits that would impact effective tax rate portion with attributes warranting full valuation allowance	2,000,000	4,000,000	33,000,000
Unrecognized tax benefits anticipated to result in net decrease of unrecognized tax benefits within 12 months, maximum	10,000,000
Federal
Income Tax Disclosures [Line Items]
Operating loss carryforward	1,400,000,000
Foreign Tax Authority
Income Tax Disclosures [Line Items]
Operating loss carryforward	2,100,000,000
State and Local Jurisdiction
Income Tax Disclosures [Line Items]
Operating loss carryforward	6,100,000,000
General Business Tax Credit Carryforward
Income Tax Disclosures [Line Items]
Tax credit carryforward	70,000,000
Non-US [Member]
Income Tax Disclosures [Line Items]
Income tax benefit (expense)	(27,000,000)	(27,000,000)	(33,000,000)
VIET NAM
Income Tax Disclosures [Line Items]
Income tax benefit (expense)	$ (18,000,000)	$ (16,000,000)	$ (16,000,000)
Tax benefits related to tax status of operations in countries subject to reduced tax rates per share (in dollars per share)	$ 0.01
Earliest Tax Year | Federal
Uncertain Tax Positions Additional Disclosures:
Operating Loss Carryforwards, Limitations on Use	30 million
Earliest Tax Year | General Business Tax Credit Carryforward
Income Tax Disclosures [Line Items]
Tax credit carryforward	$ 14,000,000
Latest Tax Year | Federal
Uncertain Tax Positions Additional Disclosures:
Operating Loss Carryforwards, Limitations on Use	1.37 billion
Latest Tax Year | General Business Tax Credit Carryforward
Income Tax Disclosures [Line Items]
Tax credit carryforward	$ 56,000,000
UNITED STATES
Income Tax Disclosures [Line Items]
Effective tax rate	35.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Uncertain Tax Positions Additional Disclosures:
Unrecognized tax benefits that would impact effective tax rate	$ 34,000,000